INVESTMENTS (Details)	1 Months Ended			12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Jun. 30, 2019	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)
Schedule of Investments [Line Items]
Investments in equity investees				¥ 73,915,119	$ 11,598,895
Shanghai Lingjun Sports Culture Development Co., Ltd. ("Shanghai Lingjun")
Schedule of Investments [Line Items]
Ownership Percentage Under Cost Method Investments	12.76%
Zhenjiang Kexin Power System Design and Research Co., Ltd. ("Zhenjiang Kexin")
Schedule of Investments [Line Items]
Ownership Percentage Under Cost Method Investments			9.90%
Zte9 Network Technology Co. Ltd. Wuxi
Schedule of Investments [Line Items]
Equity method investment ownership ( as a percentage)				5.00%	5.00%
Skychain Technologies Inc. ("Skychain")
Schedule of Investments [Line Items]
Equity method investments				¥ 4,609,500	$ 723,331	$ 1,700,000
Equity method investment ownership ( as a percentage)				15.11%	15.11%
Ownership Percentage Under Cost Method Investments				15.11%
Cost method investments				¥ 10,653,015	$ 1,670,121
Maxline Holdings Limited Maxline
Schedule of Investments [Line Items]
Equity method investment ownership ( as a percentage)				29.00%	29.00%
Nanyang Herbs Pte Ltd
Schedule of Investments [Line Items]
Equity method investment ownership ( as a percentage)				50.00%	50.00%
Leading Choice Holdings Limited
Schedule of Investments [Line Items]
Equity method investment ownership ( as a percentage)				0.00%	0.00%
Smartposting Co Ltd [Member]
Schedule of Investments [Line Items]
Ownership Percentage Under Cost Method Investments				14.55%
Beijing Ti Knight Network Technology Co Ltd
Schedule of Investments [Line Items]
Ownership Percentage Under Cost Method Investments				9.90%
Shanghai The9 Education Technology Co Ltd
Schedule of Investments [Line Items]
Ownership Percentage Under Cost Method Investments				19.20%
Dragonfly Ventures II, L.P. ("Dragonfly")
Schedule of Investments [Line Items]
Ownership Percentage Under Cost Method Investments				1.19%
Cost method investments				¥ 19,519,950	$ 3,063,106
Redblock Inc. ("Redblock")
Schedule of Investments [Line Items]
Ownership Percentage Under Cost Method Investments				1.00%
Cost method investments				¥ 1,942,860	304,877
Plutux Limited
Schedule of Investments [Line Items]
Ownership Percentage Under Cost Method Investments				8.00%
Zhenjiang Kexin Power System Design and Research Co., Ltd. ("Zhenjiang Kexin")
Schedule of Investments [Line Items]
Ownership Percentage Under Cost Method Investments				9.90%
Shangdong Shanyeyunye Culture Co. Ltd
Schedule of Investments [Line Items]
Ownership Percentage Under Cost Method Investments				10.00%
Beijingnaonao [Member]
Schedule of Investments [Line Items]
Ownership Percentage Under Cost Method Investments		9.09%		9.09%
Shanghai Lingjun Sports Culture Development Co., Ltd. ("Shanghai Lingjun")
Schedule of Investments [Line Items]
Ownership Percentage Under Cost Method Investments				12.76%
Cost method investments				¥ 6,000,000	941,531
Hangzhou Lianfang Technology Co., Ltd. ("Hangzhou Lianfang")
Schedule of Investments [Line Items]
Ownership Percentage Under Cost Method Investments	4.00%			4.00%
Cost method investments				¥ 2,000,000	313,844
Shanghai Institute Of Visual Art Of Fudan University
Schedule of Investments [Line Items]
Cost method investments					1.28
SMI Vantage("SMI")
Schedule of Investments [Line Items]
Cost method investments				¥ 14,850,376	2,330,348
Equity Investment Percentage of Ownership Interest Disposeds				12.60%
FF Intelligent Mobility Global Holdings Ltd. ("FF Intelligent")
Schedule of Investments [Line Items]
Cost method investments				¥ 14,349,418	$ 2,251,737